CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]

15) CASH AND CASH EQUIVALENTS

	Thousands of U.S. dollars
	2019	2020
Deposits held at call	96,978	139,264
Short-term financial investments	27,728	69,730
Total	124,706	208,994

“Short-term financial investments” comprises short-term fixedincome securities in Brazil, which mature in less than 90 days and accrue interest pegged to the CDI.